Note 26 - Trade Payables	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
26.	TRADE PAYABLES

	2021	2020

Trade payables (I)	209.2	235.3
Related parties	407.9	420.5
Non-current	617.1	655.8

Trade payables (I)	23,867.7	18,182.1
Related parties (Note 32)	1,210.2	1,157.1
Current	25,077.9	19,339.2

Total	25,695.0	19,995.0

(i) The nominal contractual amounts, including interest, amount to R$29,103 at December 31, 2021 (R$21,071 at December 31, 2020).